Cover	Oct. 28, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	PLEXUS CORP.
Entity Incorporation, State or Country Code	WI
Entity File Number	001-14423
Entity Tax Identification Number	39-1344447
Entity Address, Address Line One	One Plexus Way
Entity Address, City or Town	Neenah
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54956
City Area Code	920
Local Phone Number	969-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PLXS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000785786
Amendment Flag	false